Discontinued Operations (Schedule of Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations
Income from discontinued operations, net	$ 1,186,570	$ 531,106	$ 1,769,426
Financial Position
Cash	496,566	36,966	1,206,724
Total current assets	4,792,682	4,737,055
Xushui Project Company [Member]
Results of Operations
Net revenues	747,132	3,287,959	10,056,749
Cost of sales	565,723	2,487,297	7,614,939
Gross profit	181,409	800,662	2,441,810
Operating expenses	90,183	95,578	82,869
Operating income	91,226	705,086	2,358,941
Other income net	1,118,069	3,054	293
Income before taxes from discontinued operations	1,209,295	708,140	2,359,234
less: Provision for income taxes	22,725	177,034	589,808
Income from discontinued operations, net	1,186,570	531,106	$ 1,769,426
Financial Position
Cash	496,566	36,966
Other current assets	98	799
Inventories	1,146,164	1,160,630
Deferred cost of projects	3,149,854	3,538,660
Total current assets	4,792,682	4,737,055
Long-term unbilled revenue	13,131,525	$ 11,573,799
Plant and equipment, net	1,860
Total Assets	17,926,067	$ 16,310,854
Accounts payable	22,616
Loans from third party companies and individuals	244,061
Other payables	26,103
Taxes payable	1,022,382	$ 981,134
Amount due to TRIT	12,356,004	12,244,364
Total Liabilities	13,671,166	13,225,498
Net Assets of Discontinued Operations	$ 4,254,901	$ 3,085,356